Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	BNTC
Entity Registrant Name	BENITEC BIOPHARMA LTD/ADR
Entity Central Index Key	0001552795
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	257,029,426